Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity

8. Stockholders’ Equity

Common Stock

During the three months ended March 31, 2018, the Company issued a total of 503,448 shares of Common Stock. 428,056 shares were issued upon exercise of warrants for a weighted-average price of $3.36. In addition, 75,392 shares were issued upon vesting of restricted stock units (“RSU”).

Stock Options

Stock-based compensation expense related to Trovagene equity awards have been recognized in operating results as follow:

	Three Months Ended March 31,
	2018	2017
Included in research and development expense	$395,709	$372,200
Included in cost of revenue	39,631	26,156
Included in selling, general and administrative expense	970,791	601,309
Benefit from restructuring	—	(78,866)

Total stock-based compensation expense	$1,406,131	$920,799

The unrecognized compensation cost related to non-vested stock options outstanding at March 31, 2018 and 2017, net of expected forfeitures, was $2,662,066 and $5,677,247, respectively, which is expected to be recognized over a weighted-average remaining vesting period of 1.8 and 2.6 years, respectively. The weighted-average remaining contractual term of outstanding options as of March 31, 2018 was approximately 8.1 years. The total fair value of stock options vested during the three months ended March 31, 2018 and 2017 was $971,488 and $1,526,211, respectively.

The estimated fair value of stock option awards was determined on the date of grant using the Black-Scholes option valuation model with the following weighted-average assumptions during the following periods indicated:

	Three Months Ended March 31,
	2018	2017 (1)
Risk-free interest rate	2.43%	—%
Dividend yield	0%	0%
Expected volatility	90.28%	—%
Expected term	5.2 years	0

(1)	No options granted during the three months ended March 31, 2017.

A summary of stock option activity and changes in stock options outstanding is presented below:

	Total Options	Weighted-Average Exercise Price Per Share	Intrinsic Value
Balance outstanding, December 31, 2017	374,207	$48.48	$—
Granted	261,069	$3.60
Canceled / Forfeited	(2,917)	$69.84

Balance outstanding, March 31, 2018	632,359	$29.88	$154,135

Exercisable at March 31, 2018	429,686	$32.52	$109,892

On June 13, 2017, the number of authorized shares in the Trovagene 2014 Equity Incentive Plan (“2014 EIP”) was increased from 625,000 to 791,667. As of March 31, 2018 there were 28,247 shares available for issuance under the 2014 EIP.

Restricted Stock Units

There were no RSU granted during the three months ended March 31, 2018. The weighted-average grant date fair value of the RSU $2.05 per share during the three months ended March 31, 2017.

A summary of the RSU activity is presented below:

	Number of Shares	Weighted-Average Grant Date Fair Value Per Share	Intrinsic Value
Non-vested RSU outstanding, December 31, 2017	106,192	$17.16	$391,848
Vested	(75,392)	$14.16	$266,461

Non-vested RSU outstanding, March 31, 2018	30,800	$24.60	$129,064

At March 31, 2018 and 2017, total unrecognized compensation costs related to non-vested RSU were $602,134 and $1,603,214, which are expected to be recognized over a weighted-average period of 2.8 and 3.3 years, respectively. The total fair values of vested RSU during the three months ended March 31, 2018 and 2017 were $1,070,914 and $1,091,580, respectively.

Warrants

A summary of warrant activity and changes in warrants outstanding, including both liability and equity classifications is presented below:

	Total Warrants (1)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (1)
Balance outstanding, December 31, 2017	1,936,572	$11.40	4.4
Exercised	(401,667)	$3.60

Balance outstanding, March 31, 2018	1,534,905	$13.32	4.0

(1)	Excluded the pre-funded warrants to purchase 26,389 shares of common stock at a nominal exercise price of $0.12 per share. The pre-warrants were exercised in full during the three months ended March 31, 2018.

4. Stockholders’ Equity

Common Stock

During the year ended December 31, 2016, the Company issued a total of 79,932 shares of common stock. The Company received gross proceeds of approximately $2.4 million from the sale of 35,151 shares of its common stock at a weighted-average price of $67.32 under the agreement with the Agent. In addition, 8,200 shares were issued upon exercise of options for a weighted-average price of $44.76, 28,444 shares were issued upon net exercise of 103,073 options at a weighted average exercise price of $45.72, 221 shares were issued upon net exercise of 695 warrants at a weighted-average exercise price of $36.00, and 7,916 shares were issued upon vesting of restricted stock units.

During the year ended December 31, 2017, the Company issued a total of 1,841,233 shares of common stock. The Company received gross proceeds of approximately $11.6 million from the sale of 1,739,569 shares of its common stock and 1,663,358 share of warrants and pre-funded warrants through public offering, registered direct offering and private placement in July and December 2017. The Company received gross proceeds of approximately $0.1 million from the sale of 8,507 shares of its common stock at a weighted-average price of $12.96 under the agreement with the Agent. In addition, 31,041 shares were issued upon vesting of restricted stock units (“RSU”), and 62,116 shares were issued upon vesting of restricted stock awards (“RSA”).

Warrants

A summary of warrant activity and changes in warrants outstanding, including both liability and equity classifications, is presented below:

	Number of Warrants (1)	Weighted- Average Exercise Price Per Share (1)	Weighted-Average Remaining Contractual Term (1)
Balance outstanding, December 31, 2015	461,104	$46.32	2.5
Granted	2,583	$58.08
Exercised	(695)	$36.00
Expired	(4,167)	$96.00

Balance outstanding, December 31, 2016	458,825	$45.96	1.6
Granted	1,636,969	$6.72
Expired	(159,223)	$63.84

Balance outstanding, December 31, 2017	1,936,571	$11.40	4.4

(1)	Excluded the pre-funded warrants to purchase 26,389 shares of common stock at a nominal exercise price of $0.12 per share. The pre-warrants expire when exercised in full.

The Company issued warrants to purchase 2,583 shares of common stock at an exercise price of $58.08 per share during the year ended December 31, 2016. The warrants were issued in connection with the fifth amendment to the $15.0 million debt agreement. The estimated fair value of the warrants was determined on the date of grant using the Black-Scholes option valuation model using the following assumptions: a risk-free interest rate of 1.59%, dividend yield of 0%, expected volatility of 130.66% and expected term of ten years. The resulting fair value of $148,885 was recorded as a debt discount and was amortized to interest expense over the new term of the loan using the effective interest method. In June 2017, Company received a Notice of Event of Default from the lenders which stated that Events of Default had occurred and all of the obligation under the Agreement were immediately due and payable. Upon termination of the Agreement, unamortized debt discount was recorded as loss on debt extinguishment.

In connection with a direct registered offering occurred in July 2017, the Company issued warrants to purchase 386,969 shares of common stock at an exercise price of $16.92 per share which expire on the five years anniversary of the original issuance date. In December 2017, the Company issued warrants to purchase 1,250,000 shares of common stock at an exercise price of $3.60 per share in a public offering which expire on the five years anniversary of the original issuance date. The Company also issued pre-funded warrants to purchase 26,389 shares of common stock which expire when exercised in full. $3.48 of the pre-funded warrant exercise price was paid upfront on the closing date of the public offering and the remaining exercise price is $0.12.

Series A Convertible Preferred Stock

The material terms of the Series A Convertible Preferred Stock consist of:

1) Dividends. Holders of the Company’s Series A Convertible Preferred Stock are entitled to receive cumulative dividends at the rate per share of 4% per annum, payable quarterly on March 31, June 30, September 30 and December 31, beginning with September 30, 2005. Dividends are payable, at the Company’s sole election, in cash or shares of common stock. As of December 31, 2017 and 2016, the Company had $316,775 and $292,535, respectively in accrued cumulative unpaid preferred stock dividends, included in accrued liabilities in the Company’s consolidated balance sheets, and $24,240 and $24,240 of accrued dividends was recorded during the years ended December 31, 2017 and 2016, respectively.

2) Voting Rights. Shares of the Series A Convertible Preferred Stock have no voting rights. However, so long as any shares of Series A Convertible Preferred Stock are outstanding, the Company may not, without the affirmative vote of the holders of the shares of Series A Convertible Preferred Stock then outstanding, (a) adversely change the powers, preferences or rights given to the Series A Convertible Preferred Stock, (b) authorize or create any class of stock senior or equal to the Series A Convertible Preferred Stock, (c) amend its certificate of incorporation or other charter documents, so as to affect adversely any rights of the holders of Series A Convertible Preferred Stock or (d) increase the authorized number of shares of Series A Convertible Preferred Stock.

3) Liquidation. Upon any liquidation, dissolution or winding-up of the Company, the holders of the Series A Convertible Preferred Stock are entitled to receive an amount equal to the Stated Value per share, which is currently $10 per share plus any accrued and unpaid dividends.

4) Conversion Rights. Each share of Series A Convertible Preferred Stock is convertible at the option of the holder into that number of shares of common stock determined by dividing the Stated Value, currently $10 per share, by the conversion price, originally $25.80 per share.

5) Subsequent Equity Sales. The conversion price is subject to adjustment for dilutive issuances for a period of 12 months beginning upon registration of the common stock underlying the Series A Convertible Preferred Stock. The relevant registration statement became effective on March 17, 2006 and during the following twelve month period the conversion price was adjusted to $115.20 per share.

6) Automatic Conversion. If the price of the Company’s common stock equals $309.60 per share for 20 consecutive trading days, and an average of 695 shares of common stock per day are traded during the 20 trading days, the Company will have the right to deliver a notice to the holders of the Series A Convertible Preferred Stock, requesting the holders to convert any portion of the shares of Series A Convertible Preferred Stock into shares of common stock at the applicable conversion price. As of the date of these financial statements, such conditions have not been met.

As of each of December 31, 2017 and 2016, there were 60,600 shares of Series A Convertible Preferred Stock outstanding.